Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Schedule Of Financial Liabilities That Are Measured At Fair Value On ARecurring Basis Abstract
Balance beginning	$ 194	$ 113	$ 129	$ 158	$ 120	$ 186
Change in fair value	(141)	81	(16)	(22)	38	(66)
Balance ending	$ 53	$ 194	$ 113	$ 136	$ 158	$ 120